Intangible assets	3 Months Ended
Mar. 31, 2026
Intangible assets [abstract]
Intangible assets
8.	Intangible assets

Intangible assets as at March 31, 2026, are as follows:

Cost	Lucid
$
As at December 31, 2025, and March 31, 2026	6,314,571

Accumulated amortization	$
As at December 31, 2025	1,801,364
Amortization	103,725
As at March 31, 2026	1,905,089

Net book value
As at March 31, 2026	4,409,482
As at December 31, 2025	4,513,207

The Company’s intangible asset for Lucid represents the license agreement with the University Health Network giving the Company world-wide exclusive rights to the Lucid-MS compound and related patents.